NOTE 8. UNSECURED DEMAND LOAN PAYABLE (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
Loan principal	$ 250,000	$ 250,000